Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012	Jan. 31, 2013	Nov. 30, 2012	Nov. 30, 2013
Temporary Equity [Line Items]
Preferred stock, shares authorized	0		99,292,610	78,372,931
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	0		94,483,404	73,991,017
Proceeds from issuance of shares	$ 442	$ 5,955	$ 40,799	$ 16,057	$ 10,069
Stock issuance cost	2,312	165	196
Percentage of redeemable preferred stock voting for conversion			70.00%
Proceeds from public offering	102,672
Convertible preferred stock, conversion ratio			6.28
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			16,732,284	16,732,284
Preferred stock, shares issued			16,732,284	16,732,284	8,923,884	7,808,400
Convertible preferred stock, original issue price			$ 0.9061		$ 0.9061	$ 0.9061
Proceeds from issuance of shares					8,086	7,075
Stock issuance cost				8	33	8
Percentage of redeemable preferred stock voting for conversion			70.00%
Convertible preferred stock, conversion price			$ 5.690308
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			16,011,162	16,011,162
Preferred stock, shares issued			16,011,162	11,629,248			4,381,914	6,653,988
Convertible preferred stock, original issue price			$ 1.3592				$ 1.3592	$ 1.3592
Proceeds from issuance of shares							5,956	9,044
Stock issuance cost			1	54			1	54
Promissory notes principal amount								6,000
Promissory notes accrued interest amount								86
Promissory notes accrued interest amount converted into shares								4,975,260
Percentage of redeemable preferred stock voting for conversion			65.00%
Convertible preferred stock, conversion price			$ 8.535776
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			20,919,679
Preferred stock, shares issued			16,110,473						16,110,473
Convertible preferred stock, original issue price			$ 2.1725						$ 2.1725
Proceeds from issuance of shares									35,000
Stock issuance cost			156						156
Convertible preferred stock, conversion price			$ 13.6433
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			5,363,239	5,363,239
Preferred stock, shares issued			5,363,239	5,363,239
Convertible preferred stock, original issue price			$ 0.419463
Percentage of redeemable preferred stock voting for conversion			70.00%
Convertible preferred stock, conversion price			$ 2.63422764
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			40,266,246	40,266,246
Preferred stock, shares issued			40,266,246	40,266,246
Convertible preferred stock, original issue price			$ 0.75503
Stock issuance cost					9
Percentage of redeemable preferred stock voting for conversion			70.00%
Convertible preferred stock, conversion price			$ 4.7415884
Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of redeemable preferred stock voting for conversion			70.00%
Proceeds from public offering			$ 35,000
Preferred stock, conversion terms			Each share of Redeemable Preferred Stock is convertible into common stock at the option of the stockholder at any time after the date of issuance. Each share of the preferred stock will automatically be converted into shares of common stock, at the applicable Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock conversion ratio then in effect, upon a qualified public offering with net proceeds of not less than $35,000.
Redemption date			Nov. 22, 2017
Number of annual installments			3